Note 9 - Property, Plant and Equipment, Net (Details Textual) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Statement Line Items [Line Items]
Property, plant and equipment, capitalized interest	$ 35.4	$ 37.4